Share Based Compensation - Schedule of Assumptions Used in Valuation Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions Used in Valuation Model [Abstract]
Expected volatility	78.77%	78.77%	77.77%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	4.05%	4.05%	4.10%
The fair value of underlying ordinary shares (per share) (in Dollars per share)	$ 0.14	$ 0.2	$ 0.92